S000027244 [Member] Investment Objectives and Goals - Causeway International Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.